Employee Defined Contribution Plan - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Amounts expensed as incurred for employee defined contribution plan	¥ 114,662	¥ 167,257	¥ 111,677